Fair Value of Financial Instruments - Fair Value (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents - Book Value	$ 110,645	$ 137,882	$ 118,454
Cash and cash equivalents - Fair Value	110,645	137,882
Restricted cash - Book Value	11,431	12,892	$ 2,978
Restricted cash - Fair Value	11,431	12,892
Investments in available-for-sale-securities - Book Value	193	192
Investments in available-for-sale-securities - Fair Value	193	192
Loan receivable from affiliate companies - Book Value	51,823	46,089
Loan receivable from affiliate companies - Fair Value	51,823	46,089
Senior and ship mortgage notes, net - Book Value	(1,237,470)	(1,272,108)
Senior and ship mortgage notes, net - Fair Value	(976,756)	(966,402)
Long-term debt, including current portion - Book Value	(553,335)	(543,899)
Long-term debt, including current portion - Fair Value	(559,164)	(549,078)
Long-term payable to affiliate companies - Book Value	(96,750)	(67,154)
Long-term payable to affiliate companies - Fair Value	$ (96,750)	$ (67,154)